Note 19 - Sale of Assets Held For Sale: MH 02 & Its Subsidiaries - Summary of Assets and Liabilities in Sale of Subsidiary (Details) - Aeg Mh 02 Limited [Member] $ in Thousands	May 07, 2025 USD ($)
Cash and cash equivalents	$ 47
Other current assets	388
Capitalized development costs	3,877
Total assets sold	4,312
Accounts payable & accrued liabilities	694
Short term convertible & non-convertible notes	17,606
Other current liabilities	16
Total liabilities sold	18,316
Amounts due to AEG not acquired	1,567
Foreign currency translation reserve	472
Net (gain)/loss on sale of the subsidiaries	$ (11,965)